INCOME TAX - Income Tax Reconciliation Using Composite Statutory Income Tax Rate Applicable by Tax Jurisdiction (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income before tax	€ 196	€ 203	€ 317
Statutory tax rate applicable to the parent company	25.80%	25.80%	28.40%
Income tax expense calculated at statutory tax rate	€ (51)	€ (52)	€ (90)
Effect of foreign tax rate	3	3	15
Changes in recognized and unrecognized deferred tax assets	(7)	154	24
Change in tax laws and rates	(8)	0	0
Other	(4)	0	(4)
Income tax (expense) / benefit	€ (67)	€ 105	€ (55)
Effective income tax rate	34.00%	(52.00%)	17.00%
Deferred tax assets	€ 252	€ 271
Out of period adjustment of current tax	6
Out of period adjustment of deferred tax assets	€ 6